Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
May 31, 2022
IGS-NPRT3-0722
1.9891240.103
U.S. Treasury Obligations - 1.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 2% 11/15/41 (b)	300,000	243,609
U.S. Treasury Notes:
1.875% 2/28/29 (c)	2,100,000	1,972,852
1.875% 2/15/32	5,548,000	5,088,123
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,424,208)		7,304,584

U.S. Government Agency - Mortgage Securities - 121.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 33.9%
1.5% 11/1/40 to 6/1/51	3,355,790	2,922,981
2% 12/1/36 to 3/1/52	34,464,416	30,789,360
2.5% 5/1/31 to 3/1/52	38,357,394	36,100,263
3% 8/1/32 to 2/1/52	33,842,827	32,605,536
3.5% 7/1/34 to 4/1/52	27,259,350	27,056,103
4% 3/1/46 to 5/1/52	8,708,836	8,827,008
4.5% 10/1/39 to 9/1/49	6,856,613	7,118,122
TOTAL FANNIE MAE		145,419,373
Freddie Mac - 23.6%
1.5% 12/1/40 to 6/1/51	824,435	714,919
2% 4/1/41 to 4/1/52	30,395,235	27,108,160
2.5% 6/1/31 to 1/1/52 (b)	30,237,077	28,108,341
3% 11/1/32 to 3/1/52	13,485,957	13,063,162
3.5% 11/1/33 to 5/1/52	21,245,047	21,051,703
4% 5/1/38 to 3/1/49 (c)	5,624,234	5,705,187
4.5% 10/1/39 to 7/1/49	5,249,965	5,465,862
TOTAL FREDDIE MAC		101,217,334
Ginnie Mae - 29.7%
2% 6/1/52 (d)	4,300,000	3,911,320
2% 6/1/52 (d)	4,300,000	3,911,320
2% 6/1/52 (d)	8,550,000	7,777,160
2% 6/1/52 (d)	1,700,000	1,546,336
2% 6/1/52 (d)	2,450,000	2,228,543
2% 6/1/52 (d)	2,500,000	2,274,024
2% 7/1/52 (d)	8,350,000	7,584,148
2% 7/1/52 (d)	2,100,000	1,907,391
2% 7/1/52 (d)	2,100,000	1,907,391
2% 7/1/52 (d)	2,125,000	1,930,098
2% 7/1/52 (d)	4,150,000	3,769,367
2% 7/1/52 (d)	2,150,000	1,952,805
2% 7/1/52 (d)	2,150,000	1,952,805
2.5% 8/20/47	17,655	16,707
2.5% 6/1/52 (d)	2,750,000	2,577,741
2.5% 6/1/52 (d)	4,650,000	4,358,725
2.5% 6/1/52 (d)	4,650,000	4,358,725
2.5% 6/1/52 (d)	4,600,000	4,311,857
2.5% 6/1/52 (d)	1,850,000	1,734,116
2.5% 6/1/52 (d)	2,500,000	2,343,401
2.5% 7/1/52 (d)	4,250,000	3,977,638
2.5% 7/1/52 (d)	4,650,000	4,352,004
2.5% 7/1/52 (d)	2,325,000	2,176,002
2.5% 7/1/52 (d)	2,300,000	2,152,604
2.5% 7/1/52 (d)	2,300,000	2,152,604
3% 2/20/50 to 7/20/51	5,723,448	5,547,363
3% 6/1/52 (d)	3,450,000	3,328,172
3% 6/1/52 (d)	2,600,000	2,508,188
3% 6/1/52 (d)	2,300,000	2,218,781
3% 6/1/52 (d)	2,325,000	2,242,898
3.5% 9/20/40 to 6/20/50	17,831,151	17,767,548
4% 10/20/40 to 5/20/49	4,707,765	4,799,299
4% 6/1/52 (d)	3,050,000	3,080,120
4% 6/1/52 (d)	3,000,000	3,029,626
4% 6/1/52 (d)	2,300,000	2,322,713
4.5% 6/1/52 (d)	3,000,000	3,066,188
5% 4/20/48 to 6/20/48	613,431	642,816
TOTAL GINNIE MAE		127,718,544
Uniform Mortgage Backed Securities - 34.5%
1.5% 6/1/37 (d)	1,400,000	1,292,703
1.5% 6/1/37 (d)	1,300,000	1,200,367
1.5% 6/1/52 (d)	4,650,000	3,944,871
1.5% 6/1/52 (d)	3,650,000	3,096,512
1.5% 6/1/52 (d)	1,850,000	1,569,465
1.5% 6/1/52 (d)	1,850,000	1,569,465
1.5% 7/1/52 (d)	1,900,000	1,619,305
2% 6/1/37 (d)	4,500,000	4,254,258
2% 6/1/37 (d)	4,450,000	4,206,988
2% 6/1/37 (d)	4,500,000	4,254,258
2% 6/1/37 (d)	1,900,000	1,796,242
2% 6/1/37 (d)	2,250,000	2,127,129
2% 6/1/37 (d)	2,150,000	2,032,590
2% 6/1/52 (d)	6,800,000	6,033,406
2% 6/1/52 (d)	6,150,000	5,456,683
2% 6/1/52 (d)	3,800,000	3,371,609
2% 6/1/52 (d)	2,000,000	1,774,531
2% 6/1/52 (d)	1,700,000	1,508,352
2% 7/1/52 (d)	5,300,000	4,695,469
2% 7/1/52 (d)	1,950,000	1,727,578
2% 7/1/52 (d)	1,025,000	908,086
2% 7/1/52 (d)	3,150,000	2,790,703
2% 7/1/52 (d)	4,750,000	4,208,203
2% 7/1/52 (d)	3,850,000	3,410,859
2.5% 6/1/37 (d)	2,250,000	2,178,457
2.5% 6/1/37 (d)	1,750,000	1,694,355
2.5% 6/1/52 (d)	2,750,000	2,530,642
2.5% 6/1/52 (d)	6,750,000	6,211,577
2.5% 6/1/52 (d)	7,600,000	6,993,775
2.5% 6/1/52 (d)	3,450,000	3,174,806
2.5% 6/1/52 (d)	1,825,000	1,679,426
2.5% 6/1/52 (d)	2,100,000	1,932,491
2.5% 7/1/52 (d)	8,350,000	7,670,904
2.5% 7/1/52 (d)	3,050,000	2,801,947
2.5% 7/1/52 (d)	3,900,000	3,582,817
3% 6/1/37 (d)	3,500,000	3,453,789
3% 6/1/52 (d)	1,300,000	1,239,570
3% 6/1/52 (d)	1,400,000	1,334,922
3% 7/1/52 (d)	1,250,000	1,189,600
4% 6/1/52 (d)	7,175,000	7,177,805
4% 6/1/52 (d)	3,100,000	3,101,212
4% 6/1/52 (d)	2,500,000	2,500,977
4% 6/1/52 (d)	1,700,000	1,700,665
4% 6/1/52 (d)	1,300,000	1,300,508
4% 7/1/52 (d)	4,250,000	4,240,538
4.5% 6/1/52 (d)	1,950,000	1,984,278
4.5% 6/1/52 (d)	2,150,000	2,187,794
4.5% 6/1/52 (d)	2,500,000	2,543,946
4.5% 6/1/52 (d)	1,600,000	1,628,125
4.5% 7/1/52 (d)	3,400,000	3,448,743
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		148,333,301
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $543,294,301)		522,688,552

Asset-Backed Securities - 1.7%
	Principal Amount (a)	Value ($)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (e)	737,000	725,201
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (e)	238,676	232,337
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (e)	930,000	855,988
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (e)(f)	200,000	198,920
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (e)	297,279	292,417
Series 2022-1A Class A, 1.36% 4/15/32 (e)	705,166	696,327
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (e)	32,238	32,144
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (e)(f)	164,763	154,228
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (e)	796,333	693,085
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6585% 3/25/58 (e)(f)	45,384	44,798
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (e)	42,194	41,813
Series 2021-2 Class A, 0.91% 6/20/31 (e)	256,201	251,022
Series 2021-3 Class A, 0.83% 7/20/31 (e)	458,577	447,619
Series 2021-4 Class A, 0.84% 9/20/31 (e)	683,735	662,127
Series 2021-5 Class A, 1.31% 11/20/31 (e)	908,379	880,526
3.12% 3/20/32 (e)	1,053,660	1,038,792
TOTAL ASSET-BACKED SECURITIES (Cost $7,466,610)		7,247,344

Collateralized Mortgage Obligations - 3.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 3.1%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (e)	230,012	225,466
Series 2021-E Class A1, 1.74% 12/25/60 (e)	1,515,322	1,387,306
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (e)	401,211	388,996
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (e)(f)	167,186	161,233
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (e)	1,154,290	1,111,289
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (e)	386,114	384,989
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (e)(f)	282,010	276,863
Series 2021-HB5 Class A, 0.8006% 2/25/31 (e)	109,261	107,799
Series 2021-HB6 Class A, 0.8983% 6/25/36 (e)	229,355	226,297
Series 2021-HB7 Class A, 1.1512% 10/27/31 (e)	286,012	281,216
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (e)	69,781	69,098
CIM Trust sequential payer Series 2022-R2 Class A1, 0% 12/25/61 (e)(f)	1,000,000	977,116
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (e)	248,832	238,008
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (e)	60,300	58,297
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (e)(f)	1,062,089	1,042,344
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (e)	63,866	62,766
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (e)	287,056	265,186
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (e)	1,322,021	1,273,887
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (e)(f)	588,534	584,168
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (e)	298,402	287,422
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (e)	127,815	121,125
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (e)	488,421	470,723
Series 2022-HB1 Class A, 4.272% 4/25/32 (e)	244,636	243,245
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (e)	499,889	477,685
Towd Point Mortgage Trust sequential payer Series 2021-1 Class A1, 2.25% 11/25/61 (e)(f)	2,709,476	2,584,374
TOTAL PRIVATE SPONSOR		13,306,898
U.S. Government Agency - 0.1%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	117,584	111,683
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 1.3773% 2/20/49 (f)(g)	117,438	118,156
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	25,729	25,154
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	154,951	151,581
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	69,620	69,175
TOTAL U.S. GOVERNMENT AGENCY		475,749
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,362,684)		13,782,647

Commercial Mortgage Securities - 15.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (e)(f)(g)	275,000	268,349
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.332% 1/15/39 (e)(f)(g)	100,000	97,175
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (e)	600,000	578,952
Class ANM, 3.112% 11/5/32 (e)	100,000	96,160
BANK:
sequential payer Series 2022-BNK42, Class A5, 4.545% 6/15/55 (f)	1,300,000	1,342,560
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (f)	2,000,000	56,920
Series 2021-BN33 Class XA, 1.0605% 5/15/64 (f)	2,024,111	135,840
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	400,000	399,325
Series 2018-B2 Class ASB, 3.7802% 2/15/51	355,000	354,728
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	28,361
Series 2019-B12 Class XA, 1.0419% 8/15/52 (f)	951,725	47,456
Series 2019-B14 Class XA, 0.7808% 12/15/62 (f)	9,715,046	368,345
Series 2020-B17 Class XA, 1.4175% 3/15/53 (f)	2,095,302	148,723
Series 2020-B18 Class XA, 1.791% 7/15/53 (f)	1,482,465	135,430
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (e)(f)(g)	94,000	92,851
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 1.625% 9/15/26 (e)(f)(g)	531,000	502,733
BPR Trust floater Series 2022-OANA Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (e)(f)(g)	980,000	954,096
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (e)(f)(g)	475,000	451,649
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.5273% 5/15/38 (e)(f)(g)	400,000	383,977
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (e)(f)(g)	641,763	619,669
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.751% 11/15/32 (e)(f)(g)	32,000	31,249
BX Trust:
floater:
Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 1.9626% 9/15/37 (e)(f)(g)	996,192	976,341
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.725% 11/15/38 (e)(f)(g)	479,000	462,090
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.5109% 10/15/26 (e)(f)(g)	437,000	419,629
Series 2022-IND Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.287% 4/15/37 (e)(f)(g)	528,000	516,798
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 1.5747% 1/15/34 (e)(f)(g)	111,000	107,798
Series 2021-SOAR Class A, 1.545% 6/15/38 (e)(f)	643,000	616,857
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.795% 10/15/36 (e)(f)(g)	2,645,139	2,611,976
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 1.945% 12/15/37 (e)(f)(g)	507,000	498,111
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,895,000	1,867,778
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (e)(f)(g)	100,000	97,341
Class B, 1 month U.S. LIBOR + 1.250% 2.1247% 11/15/36 (e)(f)(g)	100,000	97,028
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (e)	138,000	137,780
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (e)(f)(g)	2,888,914	2,822,940
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	199,031	199,428
Series 2017-P7 Class AAB, 3.509% 4/14/50	381,888	380,614
Series 2013-GC17 Class A/S, 4.544% 11/10/46	500,000	503,478
Series 2019-GC41 Class XA, 1.0548% 8/10/56 (f)	4,574,138	248,448
COMM Mortgage Trust sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,007,687	998,984
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.855% 5/15/36 (e)(f)(g)	2,348,000	2,309,829
Series 2018-SITE Class A, 4.284% 4/15/36 (e)	100,000	97,936
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	700,000	693,449
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (e)(f)(g)	650,000	621,106
Class B, 1 month U.S. LIBOR + 1.120% 1.9952% 11/15/38 (e)(f)(g)	375,000	358,106
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (e)(f)(g)	661,926	647,013
Freddie Mac:
floater:
Series 2021-F114 Class A/S, 0.507% 5/25/31 (f)	4,631,000	4,561,534
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.467% 8/25/28 (f)(g)	1,064,000	1,051,968
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.507% 10/25/31 (f)(g)	6,376,000	6,306,004
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	250,000	223,579
Series 2022-K141 Class A2, 2.25% 2/25/32	800,000	723,563
Series 2022-K142 Class A2, 2.4% 3/25/32	550,000	502,706
Series 2022-K144 Class A2, 2.45% 4/25/32	1,800,000	1,648,475
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 2.575% 9/15/31 (e)(f)(g)	986,413	972,352
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.97% 10/15/31 (e)(f)(g)	1,400,000	1,364,339
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	55,839	55,772
Series 2011-GC5 Class A/S, 5.1589% 8/10/44 (e)(f)	1,006,604	1,004,070
Series 2013-GC13 Class A/S, 4.0645% 7/10/46 (e)(f)	140,000	140,405
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	277,344
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME TERM SOFR 1 MONTH INDEX + 0.590% 1.2865% 4/15/37 (e)(f)(g)	1,000,000	947,452
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	323,571	321,458
Series 2014-C22 Class ASB, 3.5036% 9/15/47	140,905	141,276
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	113,713
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	393,326	390,608
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,000,000	1,005,014
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (e)	200,000	199,621
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C13 Class ASB, 3.4137% 1/15/46	125,568	125,846
Series 2013-LC11 Class A5, 2.9599% 4/15/46	218,000	216,995
Series 2020-NNN Class AFX, 2.8123% 1/16/37 (e)	670,000	636,307
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (e)	188,000	187,857
Series 2013-C10 Class A/S, 3.3715% 12/15/47	300,000	299,525
Series 2013-C16 Class A/S, 4.5169% 12/15/46	37,000	37,312
Series 2013-LC11 Class A/S, 3.216% 4/15/46	308,000	305,598
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (e)	59,000	58,654
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (e)(f)(g)	753,000	737,929
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 2.5939% 5/15/39 (e)(f)(g)	400,000	391,514
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (e)(f)(g)	362,716	347,276
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 1.676% 4/15/38 (e)(f)(g)	2,700,000	2,615,758
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	842,364	842,449
Series 2016-C28 Class A3, 3.272% 1/15/49	79,477	77,422
Series 2012-C5 Class A/S, 3.792% 8/15/45	156,662	156,403
Series 2012-C6 Class A/S, 3.476% 11/15/45	1,400,000	1,399,453
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (e)(f)(g)	1,000,000	974,746
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (e)	279,000	270,758
Series 2019-MEAD Class B, 3.1771% 11/10/36 (e)(f)	26,000	24,749
Series 2021-L6 Class XA, 1.2342% 6/15/54 (f)	994,995	72,351
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (e)	2,246,000	2,166,747
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 1.675% 4/15/36 (e)(f)(g)	1,900,000	1,846,381
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 1.4516% 7/15/36 (e)(f)(g)	212,000	201,385
Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (e)(f)(g)	151,000	146,580
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	100,000	99,130
Series 2017-C3 Class ASB, 3.215% 8/15/50	300,000	296,764
UBS-Barclays Commercial Mortgage Trust:
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (e)	800,000	799,800
Series 2012-C3 Class A/S, 3.814% 8/10/49 (e)	435,000	435,361
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/42 (e)(f)	1,600,000	47,854
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.075% 5/15/31 (e)(f)(g)	845,000	813,308
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	116,743	116,687
Series 2016-LC24 Class A3, 2.684% 10/15/49	186,397	177,710
Series 2018-C46 Class XA, 0.9346% 8/15/51 (f)	1,159,004	40,478
Series 2019-C54 Class XA, 0.8334% 12/15/52 (f)	5,942,226	291,971
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45	68,000	67,912
Series 2012-C9 Class A/S, 3.388% 11/15/45	186,000	185,987
Series 2013-C12 Class A/S, 3.56% 3/15/48	2,000,000	2,000,715
Series 2013-C16 Class A/S, 4.668% 9/15/46 (f)	830,000	836,782
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $70,070,533)		67,687,113

Money Market Funds - 18.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (i) (Cost $80,811,337)	80,795,178	80,811,337

TOTAL INVESTMENT IN SECURITIES - 162.9% (Cost $723,429,673)	699,521,577
NET OTHER ASSETS (LIABILITIES) - (62.9)%	(270,154,634)
NET ASSETS - 100.0%	429,366,943

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/52	(1,000,000)	(909,609)
2% 6/1/52	(2,100,000)	(1,910,180)
2% 6/1/52	(2,100,000)	(1,910,180)
2% 6/1/52	(2,125,000)	(1,932,920)
2% 6/1/52	(4,150,000)	(3,774,879)
2% 6/1/52	(2,150,000)	(1,955,660)
2% 6/1/52	(2,150,000)	(1,955,660)
2.5% 6/1/52	(4,650,000)	(4,358,725)
2.5% 6/1/52	(2,325,000)	(2,179,362)
2.5% 6/1/52	(2,300,000)	(2,155,928)
2.5% 6/1/52	(2,300,000)	(2,155,928)
3.5% 6/1/52	(4,700,000)	(4,655,938)
4% 6/1/52	(2,500,000)	(2,524,688)
4% 6/1/52	(600,000)	(605,925)

TOTAL GINNIE MAE		(32,985,582)

Uniform Mortgage Backed Securities
1.5% 6/1/37	(2,700,000)	(2,493,070)
1.5% 6/1/52	(1,900,000)	(1,611,883)
2% 6/1/37	(1,800,000)	(1,701,703)
2% 6/1/37	(2,200,000)	(2,079,859)
2% 6/1/37	(1,300,000)	(1,229,008)
2% 6/1/37	(2,600,000)	(2,458,016)
2% 6/1/52	(3,150,000)	(2,794,887)
2% 6/1/52	(4,750,000)	(4,214,512)
2% 6/1/52	(800,000)	(709,812)
2% 6/1/52	(3,850,000)	(3,415,973)
2% 6/1/52	(3,200,000)	(2,839,250)
2.5% 6/1/37	(1,900,000)	(1,839,586)
2.5% 6/1/37	(2,100,000)	(2,033,226)
2.5% 6/1/52	(8,350,000)	(7,683,951)
2.5% 6/1/52	(2,000,000)	(1,840,467)
2.5% 6/1/52	(3,050,000)	(2,806,712)
2.5% 6/1/52	(3,900,000)	(3,588,911)
2.5% 6/1/52	(700,000)	(644,164)
2.5% 6/1/52	(900,000)	(828,210)
2.5% 6/1/52	(3,900,000)	(3,588,911)
3.5% 6/1/52	(1,200,000)	(1,176,469)
3.5% 6/1/52	(400,000)	(392,156)
3.5% 6/1/52	(2,100,000)	(2,058,820)
4% 6/1/52	(2,075,000)	(2,075,811)
4% 6/1/52	(4,250,000)	(4,251,661)
4% 6/1/52	(5,300,000)	(5,302,072)
4.5% 6/1/52	(3,400,000)	(3,459,767)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(69,118,867)

TOTAL TBA SALE COMMITMENTS (Proceeds $101,704,707)		(102,104,449)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	75	Sep 2022	8,958,984	(8,476)	(8,476)

Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	20	Sep 2022	4,222,031	2,543	2,543
CBOT 5-Year U.S. Treasury Note Contracts (United States)	92	Sep 2022	10,391,688	20,659	20,659
CBOT Long Term U.S. Treasury Bond Contracts (United States)	127	Sep 2022	17,708,563	191,201	191,201

TOTAL SOLD					214,403

TOTAL FUTURES CONTRACTS					205,927
The notional amount of futures purchased as a percentage of Net Assets is 2.1%
The notional amount of futures sold as a percentage of Net Assets is 7.5%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	5,388	565	5,953
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	520,000	4,669	(1,275)	3,394
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	980,000	8,800	(3,030)	5,770
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	250,000	2,245	588	2,833
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	350,000	3,143	(527)	2,616
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	350,000	3,143	(1,413)	1,730
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	600,000	5,388	(3,267)	2,121
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	890,000	7,991	(6,303)	1,688

TOTAL CREDIT DEFAULT SWAPS						40,767	(14,662)	26,105

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2024	2,652,000	(41,009)	0	(41,009)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2027	3,096,000	(113,119)	0	(113,119)
TOTAL INTEREST RATE SWAPS							(154,128)	0	(154,128)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $647,899.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $120,064.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,360,984 or 12.9% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	116,482,840	212,879,389	248,550,892	99,683	-	-	80,811,337	0.2%
Total	116,482,840	212,879,389	248,550,892	99,683	-	-	80,811,337

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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